BANK AND OTHER BORROWINGS (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short Term Loans [Member]
Short-Term Debt [Line Items]
Interest expense	¥ 59,243	¥ 21,981	¥ 29,210
Long Term Loans [Member]
Short-Term Debt [Line Items]
Interest expense	¥ 593,109	¥ 391,125	¥ 221,913